SOPHUS CAPITAL EMERGING MARKET SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Belgium - 0.7%
Titan SA	4,988	$296,077

Brazil - 3.7%
Bradsaude SA	87,892	245,001
Cia De Saneamento do Parana Sanepar	33,540	241,432
Cury Construtora e Incorporadora SA	41,280	280,995
Dimed SA Distribuidora da Medicamentos	92,192	194,660
GUARARAPES CONFECCOES SA	128,828	228,343
Multiplan Empreendimentos Imobiliarios SA	45,752	258,791
Oceanpact Servicos Maritimos SA	110,424	218,183
		1,667,405

Chile - 1.2%
Engie Energia Chile SA	118,680	231,705
Parque Arauco SA	72,928	305,716
		537,421

China - 5.3%
AK Medical Holdings Ltd. (a)	709,844	464,308
Anjoy Foods Group Co. Ltd. - Class H	20,984	174,313
Autel Intelligent Technology Corp. Ltd. - Class A	51,800	192,301
China Catalyst Holding Co. Ltd. - Class A	60,180	174,720
Consun Pharmaceutical Group Ltd.	124,528	199,744
Harbin Electric Co. Ltd. - Class H	92,192	180,085
Sany Heavy Equipment International Holdings Co. Ltd.	196,080	166,007
Shenzhen Batian Ecotypic Engineering Co. Ltd. - Class A	120,400	192,700
Shenzhen Click Technology Co. Ltd. - Class A	51,600	160,076
XD, Inc.	83,592	474,298
		2,378,552

Colombia - 0.6%
Mineros SA	60,716	281,002

Greece - 1.5%
Motor Oil Hellas Corinth Refineries SA	7,052	309,250
Optima bank SA	31,789	363,220
		672,470

Hong Kong - 2.8%
Kingboard Laminates Holdings Ltd.	44,533	562,990
Texhong International Group Ltd. (b)	253,184	192,725

SOPHUS CAPITAL EMERGING MARKET SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Yuexiu Property Co. Ltd.	1,146,552	$488,277
		1,243,992

Hungary - 0.5%
Richter Gedeon Nyrt	5,504	213,017

India - 20.8%
Ajanta Pharma Ltd.	8,139	294,292
Aptus Value Housing Finance India Ltd.	243,501	717,316
Arvind Ltd.	66,024	409,499
Bajaj Consumer Care Ltd. (b)	37,044	234,414
Bank of Maharashtra	252,522	243,935
Elgi Equipments Ltd.	106,751	674,505
Emcure Pharmaceuticals Ltd.	37,629	729,852
Engineers India Ltd.	101,168	257,156
FIEM Industries Ltd.	9,334	222,980
India Shelter Finance Corp. Ltd.	86,427	702,445
Jamna Auto Industries Ltd.	197,635	274,283
LIC Housing Finance Ltd.	117,431	699,683
Medplus Health Services Ltd. (b)	25,864	221,525
National Aluminium Co. Ltd.	56,606	203,081
Navin Fluorine International Ltd.	8,847	718,443
RR Kabel Ltd.	29,770	753,286
Schaeffler India Ltd.	5,429	240,293
Sharda Cropchem Ltd.	71,860	667,633
SJS Enterprises Ltd.	10,015	234,667
Voltamp Transformers Ltd.	3,651	400,339
Welspun Corp. Ltd.	21,738	349,498
		9,249,125

Indonesia - 2.9%
Hartadinata Abadi PT	1,749,201	164,844
Medco Energi Internasional Tbk PT	3,361,399	192,698
Mitra Adiperkasa Tbk PT	8,074,106	688,647
United Tractors Tbk PT	182,848	235,207
		1,281,396

Malaysia - 2.8%
Allianz Malaysia Bhd	42,482	219,625
Kerjaya Prospek Group Bhd	414,394	246,959
Malaysia Smelting Corp. Bhd	588,800	272,920
MN Holdings Bhd	349,600	247,785
Sunway Construction Group Bhd	131,910	240,366
		1,227,655

SOPHUS CAPITAL EMERGING MARKET SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Mexico - 1.7%
Banco del Bajio SA (a)	87,548	$283,608
Betterware de Mexico SAPI de CV	13,416	241,354
Gentera SAB de CV	112,144	243,045
		768,007

Philippines - 0.5%
Manila Water Co., Inc.	372,326	212,342

Poland - 2.1%
Benefit Systems SA (b)	516	668,284
Synektik SA	2,924	258,837
		927,121

Singapore - 0.5%
China Yuchai International Ltd.	4,644	220,172

South Africa - 3.3%
AVI Ltd.	46,440	285,019
Fortress Real Estate Investments Ltd. - Class B	428,624	637,179
Netcare Ltd.	254,216	279,979
Omnia Holdings Ltd.	40,764	278,505
		1,480,682

South Korea - 14.6%
DB HiTek Co. Ltd.	2,924	272,149
Handsome Co. Ltd.	15,907	215,098
Hanmi Pharm Co. Ltd.	2,236	573,685
Hanwha Corp.	3,096	199,233
HK inno N Corp.	21,500	562,028
HPSP Co. Ltd.	17,372	605,492
IsuPetasys Co. Ltd.	8,256	614,950
JB Financial Group Co. Ltd.	15,308	245,039
KIWOOM Securities Co. Ltd.	1,204	266,554
LG CNS Co. Ltd.	5,681	288,945
LG Innotek Co. Ltd.	688	435,634
Myoung Shin Industrial Co. Ltd.	31,648	151,366
Orion Corp.	5,504	468,584
SL Corp.	5,848	214,020
T&L Co. Ltd.	6,205	222,680
Tokai Carbon Korea Co. Ltd.	1,376	242,019
Vieworks Co. Ltd.	20,858	315,704

SOPHUS CAPITAL EMERGING MARKET SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
WONIK IPS Co. Ltd.	3,784	$410,566
Youngone Corp.	4,300	201,498
		6,505,244

Taiwan - 29.5% (c)
Acter Group Corp. Ltd.	9,804	397,004
AP Memory Technology Corp.	20,124	630,444
Ardentec Corp.	42,828	298,458
Cathay Real Estate Development Co. Ltd.	921,920	714,812
Chenbro Micom Co. Ltd.	6,708	270,582
Chung-Hsin Electric & Machinery Manufacturing Corp.	136,224	756,883
Compeq Manufacturing Co. Ltd.	82,388	601,297
CyberPower Systems, Inc.	108,704	726,820
Evergreen Aviation Technologies Corp.	134,676	784,217
Fositek Corp.	11,524	607,735
Grand Process Technology Corp.	3,989	454,541
Greatek Electronics, Inc.	73,960	316,907
Mega Union Technology, Inc.	8,944	274,302
Phison Electronics Corp.	8,432	631,278
Powertech Technology, Inc.	90,128	954,851
Poya International Co. Ltd.	15,308	320,513
Sinbon Electronics Co. Ltd.	51,944	535,640
Sitronix Technology Corp.	27,004	281,429
Sunonwealth Electric Machine Industry Co. Ltd.	52,460	233,840
Topco Scientific Co. Ltd.	21,412	369,004
Tripod Technology Corp.	25,972	422,316
Tung Ho Steel Enterprise Corp.	157,208	332,611
United Integrated Services Co. Ltd.	10,836	448,998
Winbond Electronics Corp.	144,824	943,323
WT Microelectronics Co. Ltd.	77,056	517,633
Yankey Engineering Co. Ltd.	12,728	304,051
		13,129,489

Turkey - 2.3%
Anadolu Hayat Emeklilik AS	162,569	358,622
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	348,092	223,871
Migros Ticaret AS	17,769	255,033
TAB Gida Sanayi Ve Ticaret AS	38,397	185,868
		1,023,394

United Arab Emirates - 1.1%
Fertiglobe PLC	667,017	501,243
TOTAL COMMON STOCKS (Cost $45,033,921)		43,815,806

SOPHUS CAPITAL EMERGING MARKET SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares		Value

PREFERRED STOCKS - 0.4%
Brazil - 0.4%
Banco Pine SA, 0.00%	79,808		186,136
TOTAL PREFERRED STOCKS (Cost $235,044)			186,136

RIGHTS - 0.0% (d)
Taiwan - 0.0% (d)
Compeq Manufacturing Co. Ltd., Expires 07/15/2026, Exercise Price $205.00 (b)	2,188		1,888
TOTAL RIGHTS (Cost $3,939)			1,888

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.8%
First American Government Obligations Fund - Class X, 3.57% (e)	2,116,787		2,116,787
TOTAL MONEY MARKET FUNDS (Cost $2,116,787)			2,116,787

TOTAL INVESTMENTS - 103.6% (Cost $47,389,691)			$46,120,617
Liabilities in Excess of Other Assets - (3.6)%		(0.03562)	(1,586,105)
TOTAL NET ASSETS - 100.0%			$44,534,512
Percentages are stated as a percent of net assets.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $747,916 or 1.7% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

SOPHUS CAPITAL EMERGING MARKET SMALL CAP ETF

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Sophus Capital Emerging Market Small Cap ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$43,815,806	$—	$—	$43,815,806
Preferred Stocks	186,136	—	—	186,136
Rights	—	1,888	—	1,888
Money Market Funds	2,116,787	—	—	2,116,787
Total Investments	$46,118,729	$1,888	$—	$46,120,617

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.